FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 7,200,000,000	$ 4,100,000,000
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	0	(69,000,000)
Financial assets transferred between Levels 1, 2, and 3		0
Cash included in cash and cash equivalents	7,700,000,000	4,500,000,000
Short-term deposits, classified as cash equivalents	685,000,000	635,000,000
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	38,000,000	42,000,000
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Pre-tax net unrealized gains	999,000,000	(748,000,000)
Elected for hedge accounting | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	468,000,000	349,000,000
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	523,000,000
Derivative financial liabilities held for hedging		676,000,000
Unrealized Available-for-Sale Gain
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	212,000,000	26,000,000
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	(152,000,000)	0
Accounts payable and other | Derivatives [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial instruments designated as hedging instruments, at fair value	465,000,000	950,000,000
Accounts receivable and other | Derivatives [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial instruments designated as hedging instruments, at fair value	$ 1,500,000,000	$ 630,000,000